Unaudited Condensed Consolidated Statements of Operations - USD ($)	3 Months Ended		8 Months Ended	9 Months Ended	11 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2021	Sep. 30, 2022	Dec. 31, 2021
General and administrative expenses	$ 1,768,741	$ 306,845	$ 318,576	$ 7,583,664	$ 1,459,011
Administrative expenses – related party	60,000			180,000	86,667
Loss from operations	(1,828,741)	(306,845)	(318,576)	(7,763,664)	(1,545,678)
Other income:
Income from investments held in Trust Account	902,743	1,259	1,259	1,192,958	5,484
Total other income	902,743	1,259	1,259	1,192,958	5,484
Net loss	$ (925,998)	$ (305,586)	$ (317,317)	$ (6,570,706)	$ (1,540,194)
Class A Ordinary Shares
Other income:
Weighted average shares outstanding, ordinary shares (in Shares)	20,655,000	10,434,783	4,137,931	20,655,000	8,961,092
Basic and diluted net loss per share, ordinary shares (in Dollars per share)	$ (0.03)	$ (0.02)	$ (0.03)	$ (0.24)	$ (0.1)
Class B Ordinary Shares
Other income:
Weighted average shares outstanding, ordinary shares (in Shares)	6,666,667	6,666,667	6,666,667	6,666,667	6,482,052
Basic and diluted net loss per share, ordinary shares (in Dollars per share)	$ (0.03)	$ (0.02)	$ (0.03)	$ (0.24)	$ (0.1)